UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 14, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     245249


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
 Anheuser Busch July 60 CallOPTION              35229903       441     1422     X    SOLE                     1422
 Comcast K August 17.5 Call OPTION              20030N901      261     1535     X    SOLE                     1535
 DRS July 80 Call           OPTION              23330X900       10      484     X    SOLE                      484
 Navteq July 70 Call        OPTION              63936L900       16       21     X    SOLE                       21
Allied Defense Group        COMMON              19118108        38     6825     X    SOLE                     6825
Anheuser-Busch              COMMON              35229103     26676   429426     X    SOLE                   429426
Arthrocare Corp             COMMON              43136100       519    12729     X    SOLE                    12729
Boise Inc                   WARRANT             09746Y113       58   206363     X    SOLE                   206363
Choicepoint                 COMMON              170388102    14852   308135     X    SOLE                   308135
Churchill Ventures Ltd      WARRANT             17157P117       51   232355     X    SOLE                   232355
Churchuill Ventures         COMMON              17157P109     1223   155794     X    SOLE                   155794
Clear Channel CommunicationsCOMMON              184502102    34981   993766     X    SOLE                   993766
Compton Petroleum Corp      COMMON              204940100      383    30158     X    SOLE                    30158
Corn Products Intl Inc      COMMON              219023108     8781   178794     X    SOLE                   178794
Countrywide Financial       COMMON              222372104     2945   692922     X    SOLE                   692922
Cypress Semiconductor Corp. COMMON              232806109     4830   195168     X    SOLE                   195168
El Paso Pipeline Partners LPCOMMON              283702108     4083   197528     X    SOLE                   197528
Electronic Data Systems CorpCOMMON              285661104    22730   922474     X    SOLE                   922474
EMC Corp                    COMMON              268648102      994    67686     X    SOLE                    67686
General Finance Corp        COMMON              369822101     2210   401746     X    SOLE                   401746
GHL Acquisition Corp        WARRANT             36172H116       91   125763     X    SOLE                   125763
GHL Acquisition Corp        COMMON              36172H108      993   106824     X    SOLE                   106824
Golden Pond Healthcare      COMMON              38116J109      887   120713     X    SOLE                   120713
Golden Pond Healthcare Inc  WARRANT             38116J117       74   123373     X    SOLE                   123373
Harris Corp                 COMMON              413875105     4960    98244     X    SOLE                    98244
Heckmann Corp               COMMON              422680108      603    67349     X    SOLE                    67349
Hicks Acquisition CO I INC  WARRANT             429086127       82   158395     X    SOLE                   158395
Hicks Acquisition CO I INC  COMMON              429086309     1404   151139     X    SOLE                   151139
Huntsman Corp               COMMON              447011107     2047   179521     X    SOLE                   179521
Liberty Acquisition HoldingsWARRANT             53015Y115      723   318467     X    SOLE                   318467
Liberty Acquisition HoldingsCOMMON              53015Y107     4123   445270     X    SOLE                   445270
Liberty Media Corp Series A COMMON              53071M500     2369    97768     X    SOLE                    97768
Lincoln National July 45 PutOPTION              534187959       18      107     X    SOLE                      107
Nationwide Financial ServiceOPTION              638612951       10      200     X    SOLE                      200
Navteq Corp                 COMMON              63936L100    49555   643575     X    SOLE                   643575
Northwestern Corp.          COMMON              668074305     1805    65746     X    SOLE                    65746
NRDC Acquisition Corp       COMMON              62941R102     1620   173624     X    SOLE                   173624
Overture Acquisition Corp   COMMON              G6830P209      428    44305     X    SOLE                    44305
SP Acquisition Holdings Inc COMMON              78470A104     1276   137222     X    SOLE                   137222
SP Acquisition Holdings Inc WARRANT             78470A112       95   158410     X    SOLE                   158410
Sports Properties Acq       COMMON              84920F107     2052   219444     X    SOLE                   219444
Sports Properties Acq       WARRANT             84920F115      126   229811     X    SOLE                   229811
Sunpower Corp               COMMON              867652109     2592    36011     X    SOLE                    36011
Targa Resources Partners LP COMMON              87611X105     5277   228955     X    SOLE                   228955
Transforma Aquisition Group WARRANT             89366E118       19    64594     X    SOLE                    64594
Tremisis Energy Acq. Corp   COMMON              89472N101      795   106088     X    SOLE                   106088
Tremisis Energy Acq. Corp   WARRANT             89472N119       62   110426     X    SOLE                   110426
Trian Acquisition           COMMON              89582E108     4295   466300     X    SOLE                   466300
Trian Acquisition I Corp    WARRANT             89582E116      437   545733     X    SOLE                   545733
W-H Energy Services Inc.    COMMON              92925E108    12206   127488     X    SOLE                   127488
Williams Partners LP        COMMON              96950F104      221     6714     X    SOLE                     6714
Williams Pipeline Partners  COMMON              96950K103     2419   140154     X    SOLE                   140154
Winthrop Realty Trust       COMMON              976391102      111    30890     X    SOLE                    30890
WR Grace & Co.              COMMON              38388F108     4716   200774     X    SOLE                   200774
Wrigley Co.                 COMMON              982526105    10676   137261     X    SOLE                   137261